Critical accounting judgements and sources of estimation uncertainty - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
BioVision Business [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Intangible assets recognised as at the acquisition date	£ 80.6
Technology based intangible assets recognised as at the acquisition date	£ 77.0
Top of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Estimate of useful life before revised intangible assets	10 years
Bottom of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Estimate of useful life before revised intangible assets	5 years
ERP Software Assets [Member] | Top of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	10 years
Estimate of useful life before revised intangible assets	3 years
ERP Software Assets [Member] | Bottom of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	5 years
Estimate of useful life before revised intangible assets	3 years
Computer software [member] | Top of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	10 years
Computer software [member] | Top of range [member] | BioVision Business [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	5 years
Computer software [member] | Bottom of range [member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	3 years
Computer software [member] | Bottom of range [member] | BioVision Business [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	3 years